RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS (Details)
Administrative fees	$ 12,125	$ 4,350	$ 42,600
Fees paid to the entity controlled by CFO	12,000	14,000	0
Equity settled share-based compensation	$ 399,140	$ 0	$ 0